Business acquisitions and development projects - Acquisition of Empire (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill (note 6)	$ 954,282	$ 954,282		$ 228,377
Empire
Business Acquisition [Line Items]
Working capital			$ 41,292
Property, plant and equipment			2,058,867
Goodwill (note 6)			752,418
Regulatory assets			236,933
Other assets			43,609
Long-term debt			(907,547)
Regulatory liabilities			(145,594)
Pension and OPEB			(78,204)
Deferred income tax liability, net			(418,855)
Other liabilities			(76,532)
Total net assets acquired			1,506,387
Cash and cash equivalents			1,742
Net assets acquired, net of cash and cash equivalent			$ 1,504,645